================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22120

        Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: January 31

                      Date of reporting period: 10/31/2011
================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

STATEMENT OF INVESTMENTS  OCTOBER 31, 2011 (UNAUDITED)

                                                                   Shares               Value
-------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES-99.6%(1)
-------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS-97.9%
Oppenheimer Core Bond Fund, Cl. Y(2)                               6,386,712          $42,280,034
-------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                         2,720,344           17,546,217
-------------------------------------------------------------------------------------------------
Oppenheimer Master Loan Fund, LLC                                    860,499           10,175,741
                                                                                       ----------
                                                                                       70,001,992
MONEY MARKET FUND-1.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.17%(3)       1,263,753            1,263,753
-------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $69,179,454)                          99.6%          71,265,745
-------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                          0.4              259,459
                                                                   ------------------------------
Net Assets                                                             100.0%         $71,525,204
                                                                   ==============================

FOOTNOTES TO STATEMENT OF INVESTMENT

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES        GROSS        GROSS              SHARES
                                                       JANUARY 31, 2011    ADDITIONS   REDUCTIONS    OCTOBER 31, 2011
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                             5,022,609    1,814,924      450,821           6,386,712
Oppenheimer Institutional Money Market Fund, Cl. E               71,563   15,032,330   13,840,140           1,263,753
Oppenheimer International Bond Fund, Cl. Y                    2,229,894      651,784      161,334           2,720,344
Oppenheimer Master Loan Fund, LLC                               743,303      216,328       99,132             860,499

                                                                                              REALIZED
                                                                    VALUE        INCOME       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                               $ 42,280,034  $ 1,300,794     $(1,043,788)
Oppenheimer Institutional Money Market Fund, Cl. E                 1,263,753          588               -
Oppenheimer International Bond Fund, Cl. Y                        17,546,217      480,367         (21,874)
Oppenheimer Master Loan Fund, LLC                                 10,175,741      548,503 a        18,286a
                                                                ------------------------------------------
                                                                $ 71,265,745  $ 2,330,252     $(1,047,376)
                                                                ==========================================

----------
a. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. See the underlying fund's Statement of Investments and the accompanying Notes included herein.

3.   Rate shown is the 7-day yield as of October 31, 2011.

1 | OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

STATEMENT OF INVESTMENTS   October 31, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of October 31, 2011 based on valuation input level:

                                                 LEVEL 2-         LEVEL 3-
                             LEVEL 1-   OTHER SIGNIFICANT      SIGNIFICANT
                           UNADJUSTED          OBSERVABLE     UNOBSERVABLE
                        QUOTED PRICES              INPUTS           INPUTS            VALUE
-------------------------------------------------------------------------------------------

ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies    $   61,090,004  $       10,175,741  $           -    $   71,265,745
                        -------------------------------------------------------------------
Total Assets            $   61,090,004  $       10,175,741  $           -    $   71,265,745
                        -------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the significant transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

                         TRANSFERS OUT OF LEVEL 1*   TRANSFERS INTO LEVEL 2*
-------------------------------------------------------------------------------
ASSETS TABLE

INVESTMENTS, AT VALUE:
Investment Companies     $      (8,757,850)          $       8,757,850
Total Assets             $      (8,757,850)          $       8,757,850

------
* Transferred from Level 1 to Level 2 as the current market for the security is not considered active.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations as generally supplied by portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs. In the absence of a current market quotation, including

2 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

STATEMENT OF INVESTMENTS   October 31, 2011 (Unaudited)

for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

INVESTMENT IN OPPENHEIMER MASTER FUND. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the "Master Fund"). The Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund's investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund's expenses, including its management fee.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

3 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

STATEMENT OF INVESTMENTS   October 31, 2011 (Unaudited)

Federal tax cost of securities    $   77,598,382
                                  ==============
Gross unrealized appreciation     $            -
Gross unrealized depreciation         (6,332,637)
                                  --------------
Net unrealized depreciation       $   (6,332,637)
                                  ==============

4 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS   September 30, 2011 (Unaudited)

STATEMENT OF INVESTMENTS
"OPPENHEIMER CORE BOND FUND - UNDERLYING FUND"

5 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS   September 30, 2011 (Unaudited)

                                                                         Principal
                                                                           Amount              Value
----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-10.3%
AESOP Funding II LLC, Automobile Receivables Nts., Series
2011-1A, Cl. A, 1.85%, 11/20/13(1)                                      $     1,460,000    $     1,464,324
----------------------------------------------------------------------------------------------------------
Ally Auto Receivables Trust 2010-4, Automobile Receivables
Nts., Series 2010-4, Cl. A3, 0.91%, 11/17/14                                  2,680,000          2,688,237
----------------------------------------------------------------------------------------------------------
Ally Master Owner Trust 2010-1, Asset-Backed Certificates,
Series 2010-1, Cl. A, 1.979%, 1/15/15(1,2)                                    1,245,000          1,264,098
----------------------------------------------------------------------------------------------------------
Ally Master Owner Trust 2010-3, Asset-Backed Certificates,
Series 2010-3, Cl. A, 2.88%, 4/15/15(1)                                       2,315,000          2,373,800
----------------------------------------------------------------------------------------------------------
Ally Master Owner Trust, Automobile Receivables Nts., Series
2011-4, Cl. A2, 1%, 9/15/16                                                   3,295,000          3,289,267
----------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2009-1,
Automobile Receivables-Backed Nts., Series 2009-1, Cl. A3,
3.04%, 10/15/13                                                                 429,185            432,883
----------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2010-3,
Automobile Receivables-Backed Nts., Series 2010-3, Cl. A2,
0.77%, 12/9/13                                                                2,689,506          2,690,292
----------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-1,
Automobile Receivables-Backed Nts., Series 2011-1, Cl. D,
4.26%, 2/8/17                                                                   720,000            730,155
----------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-2,
Automobile Receivables-Backed Nts.:
Series 2011-2, Cl. A3, 1.61%, 10/8/15                                           675,000            679,873
Series 2011-2, Cl. D, 4%, 5/8/17                                              1,440,000          1,459,135
----------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-4,
Automobile Receivables-Backed Nts., Series 2011-4, Cl. D,
4.08%, 7/10/17                                                                3,995,000          3,988,058
----------------------------------------------------------------------------------------------------------
AmeriCredit Prime Automobile Receivables Trust 2010-2,
Automobile Receivables Nts., Series 2010-2, Cl. A2, 1.22%,
10/8/13                                                                         438,383            438,987
----------------------------------------------------------------------------------------------------------
CarMax Auto Owner Trust 2010-3, Automobile Asset-Backed
Nts., Series 2010-3, Cl. A3, 0.99%, 2/17/15                                   1,425,000          1,429,528
----------------------------------------------------------------------------------------------------------
Carrington Mortgage Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2006-FRE1, Cl. A2, 0.345%, 7/25/362                      1,724,308          1,586,743
----------------------------------------------------------------------------------------------------------
Centre Point Funding LLC, Asset-Backed Nts., Series 2010-1A,
Cl. 1, 5.43%, 7/20/15(1)                                                        610,291            645,189
----------------------------------------------------------------------------------------------------------
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed
Certificates, Series 2003-2, Cl. 2A2, 0.795%, 2/25/33(2)                        533,596            494,038
----------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable
Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15                                       460,000            485,459
----------------------------------------------------------------------------------------------------------
Citibank Omni Master Trust, Credit Card Receivables:
Series 2009-A12, Cl. A12, 3.35%, 8/15/16(1)                                   2,735,000          2,785,246
Series 2009-A13, Cl. A13, 5.35%, 8/15/18(1)                                   2,520,000          2,763,780
Series 2009-A17, Cl. A17, 4.90%, 11/15/18(1)                                  4,340,000          4,729,125
Series 2009-A8, Cl. A8, 2.329%, 5/16/16(1,2)                                  4,080,000          4,115,370
----------------------------------------------------------------------------------------------------------
CNH Wholesale Master Note Trust 2011-1, Equipment Nts.,
Series 2011-1, Cl. 1A, 1.029%, 1/20/41(2)                                     1,945,000          1,950,357
----------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.975%, 2/25/33(2)                                        21,468             20,434
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36                                      3,271,567          2,547,856
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36                                          8,284              6,505
----------------------------------------------------------------------------------------------------------

6 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS   September 30, 2011 (Unaudited)

                                                                         Principal
                                                                           Amount              Value
----------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 0.355%, 6/25/47(2)               $     2,968,069    $     2,662,222
----------------------------------------------------------------------------------------------------------
DSC Floorplan Master Owner Trust, Automobile Receivable
Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16                                    2,440,000          2,482,731
----------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2009-1, Automobile Receivable Nts.,
Series 2009-1, Cl. A1, 2.98%, 10/15/15(1)                                     1,792,115          1,804,968
----------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts.,
Series 2011-1A, Cl. C, 3.05%, 8/15/15(1)                                      3,420,000          3,433,321
----------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-2A, Automobile Receivable Nts.,
Series 2011-2A, Cl. C, 3.05%, 7/15/13(1)                                        850,000            852,640
----------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-
Through Certificates, Series 2006-FF9, Cl. 2A2, 0.345%, 6/25/36(2)               32,465             32,371
----------------------------------------------------------------------------------------------------------
First Investors Auto Owner Trust 2011-1, Automobile
Receivable Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15                        2,204,095          2,200,348
----------------------------------------------------------------------------------------------------------
Ford Credit Auto Lease Trust, Automobile Receivable Nts.,
Series 2010-B, Cl. A2, 0.75%, 10/15/12(1)                                     2,203,819          2,204,117
----------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Receivable Nts.,
Series 2010-A, Cl. A4, 2.15%, 6/15/15                                         3,980,000          4,077,044
----------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2009-2, Asset-
Backed Nts., Series 2009-2, Cl. A, 1.779%, 9/15/14(2)                         2,730,000          2,759,960
----------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2010-1, Asset-
Backed Nts., Series 2010-1, Cl. A, 1.879%, 12/15/14(1,2)                      2,610,000          2,648,575
----------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2011-1, Asset-
Backed Nts., Series 2011-1, Cl. A1, 2.12%, 2/15/16                            2,940,000          2,997,078
----------------------------------------------------------------------------------------------------------
GE Capital Credit Card Master Note Trust, Asset-Backed Nts.,
Series 2009-2, Cl. A, 3.69%, 7/15/15                                          1,995,000          2,042,636
----------------------------------------------------------------------------------------------------------
GE Dealer Floorplan Master Note Trust, Asset-Backed
Securities, Series 2009-2A, Cl. A, 1.757%, 10/20/14(1,2)                        915,000            925,057
----------------------------------------------------------------------------------------------------------
GMAC Mortgage Servicer Advance Funding Ltd., Asset-
Backed Nts., Series 2011-1A, Cl. A, 3.72%, 2/15/23(1)                         2,715,000          2,743,393
----------------------------------------------------------------------------------------------------------
Hertz Vehicle Financing LLC, Automobile Receivable Nts.,
Series 2010-1A, Cl. A1, 2.60%, 2/25/15(1)                                     2,900,000          2,932,713
----------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 1.579%, 3/15/16(2)                       2,900,000          2,913,543
----------------------------------------------------------------------------------------------------------
Navistar Financial Dealer Note Master Owner Trust, Asset-
Backed Nts., Series 2010-1, Cl. A, 1.885%, 1/26/15(1,2)                       4,540,000          4,556,261
----------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligation Pass-
Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29(3,4)           1,750,658            140,053
----------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed
Nts., Series 2010-B, Cl. A3, 1.12%, 12/15/13                                  2,700,000          2,712,540
----------------------------------------------------------------------------------------------------------
Nissan Master Owner Trust, Automobile Receivable Nts.,
Series 2010-AA, Cl. A, 1.379%, 1/15/15(1,2)                                   2,705,000          2,730,587
----------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust 2007-5, Asset-Backed
Certificates, Series 2007-5, Cl. 2A1, 0.325%, 5/25/37(2)                        464,224            456,864
----------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-
Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/1/36                      754,957            650,734
----------------------------------------------------------------------------------------------------------
Rental Car Finance Corp., Automobile Receivable Nts., Series
2011-1A, Cl. A1, 2.51%, 2/25/16(1)                                            2,155,000          2,188,457
----------------------------------------------------------------------------------------------------------

7 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS   September 30, 2011 (Unaudited)

                                                                         Principal
                                                                           Amount              Value
----------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-2, Automobile
Receivables Nts., Series 2010-2, Cl. A2, 0.95%, 8/15/13                 $      1,534,275   $     1,534,923
----------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-3, Automobile
Receivables Nts., Series 2010-3, Cl. C, 3.06%, 11/15/17                        2,950,000         2,956,128
----------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-A, Automobile
Receivables Nts., Series 2010-A, Cl. A2, 1.37%, 8/15/13(1)                     1,989,661         1,993,424
----------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-1, Automobile
Receivables Nts., Series 2011-1, Cl. D, 4.01%, 2/15/17                         2,880,000         2,913,822
----------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S1A,
Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%,
5/15/17(4)                                                                     3,009,808         2,997,468
----------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S2A,
Automobile Receivables Nts., Series 2011-S2A, Cl. D, 3.35%,
6/15/17(1)                                                                     1,980,866         1,979,281
----------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust 2010-A, Automobile Receivable
Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13                                   2,700,000         2,707,882
----------------------------------------------------------------------------------------------------------
Westlake Automobile Receivables Trust 2011-1, Automobile
Receivables Nts., Series 2011-1, Cl. A3, 1.49%, 6/16/14(1)                     1,285,000         1,285,475
----------------------------------------------------------------------------------------------------------
World Financial Network Credit Card Master Note Trust,
Credit Card Receivables, Series 2009-A, Cl. A, 4.60%, 9/15/15                  2,755,000         2,767,591
                                                                                           ---------------
Total Asset-Backed Securities (Cost $121,562,231)                                              119,342,946

----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS-63.8%
----------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY-53.1%
----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED-53.0%
Federal Home Loan Mortgage Corp.:
5.50%, 9/1/39                                                                  7,463,766         8,089,323
6%, 5/15/18-11/1/37                                                            2,135,951         2,350,939
6.50%, 4/15/18-4/1/34                                                          2,329,632         2,553,191
7%, 7/15/21-10/1/37                                                            8,970,852        10,350,224
8%, 4/1/16                                                                       173,014           189,783
9%, 4/14/17-5/1/25                                                                60,864            69,075
12.50%, 5/15/14                                                                      167               168
----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                    15,858            18,349
Series 1590, Cl. IA, 1.30%, 10/15/23(2)                                        2,432,790         2,456,810
Series 2034, Cl. Z, 6.50%, 2/15/28                                                17,326            19,212
Series 2043, Cl. ZP, 6.50%, 4/15/28                                            2,387,347         2,776,685
Series 2046, Cl. G, 6.50%, 4/15/28                                             1,547,993         1,632,711
Series 2053, Cl. Z, 6.50%, 4/15/28                                                17,663            19,915
Series 2063, Cl. PG, 6.50%, 6/15/28                                            1,221,796         1,418,472
Series 2145, Cl. MZ, 6.50%, 4/15/29                                              483,458           548,187
Series 2148, Cl. ZA, 6%, 4/15/29                                                 790,659           845,990
Series 2195, Cl. LH, 6.50%, 10/15/29                                           1,114,604         1,319,153
Series 2326, Cl. ZP, 6.50%, 6/15/31                                              330,178           379,365
Series 2341, Cl. FP, 1.129%, 7/15/31(2)                                          558,143           564,052
Series 2399, Cl. PG, 6%, 1/15/17                                                 423,763           455,388
Series 2423, Cl. MC, 7%, 3/15/32                                               1,600,505         1,782,725
Series 2453, Cl. BD, 6%, 5/15/17                                                 407,842           437,174
Series 2461, Cl. PZ, 6.50%, 6/15/32                                            2,812,349         3,220,998
Series 2463, Cl. F, 1.229%, 6/15/32(2)                                         2,977,183         3,025,747

8 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                             Principal
                                                              Amount        Value
-----------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2500, Cl. FD, 0.729%, 3/15/32(2)                   $    179,309 $    179,879
Series 2526, Cl. FE, 0.629%, 6/15/29(2)                        245,904      247,119
Series 2551, Cl. FD, 0.629%, 1/15/33(2)                        529,163      531,178
Series 2676, Cl. KY, 5%, 9/15/23                             4,548,000    4,991,823
Series 2686, Cl. CD, 4.50%, 2/1/17                             312,242      313,327
Series 2907, Cl. GC, 5%, 6/1/27                                355,113      356,762
Series 2952, Cl. GJ, 4.50%, 12/1/28                              5,772        5,772
Series 3019, Cl. MD, 4.75%, 1/1/31                           1,346,098    1,362,227
Series 3025, Cl. SJ, 23.91%, 8/15/35(2)                        603,849      829,974
Series 3094, Cl. HS, 23.544%, 6/15/34(2)                       938,847    1,211,589
Series 3242, Cl. QA, 5.50%, 3/1/30                             920,972      930,881
Series 3822, Cl. JA, 5%, 6/1/40                              4,984,682    5,448,862
Series 3848, Cl. WL, 4%, 4/1/40                              3,724,780    3,950,818
Series R001, Cl. AE, 4.375%, 4/1/15                            342,237      343,809
-----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 15.016%, 4/1/27(5)                       1,034,792      195,238
Series 192, Cl. IO, 12.827%, 2/1/28(5)                         128,353       26,923
Series 206, Cl. IO, 0%, 12/1/29(5,6)                           168,757       39,667
Series 2129, Cl. S, 16.193%, 2/15/29(5)                      1,368,578      251,199
Series 2130, Cl. SC, 50.566%, 3/15/29(5)                       363,175       75,109
Series 2134, Cl. SB, 61.753%, 3/15/29(5)                       369,462       72,849
Series 2422, Cl. SJ, 64.515%, 1/15/32(5)                     1,551,754      285,777
Series 243, Cl. 6, 25.34%, 12/15/32(5)                         971,765      166,724
Series 2493, Cl. S, 65.887%, 9/15/29(5)                         96,352       21,805
Series 2527, Cl. SG, 0%, 2/15/32(5,6)                          461,933        8,528
Series 2531, Cl. ST, 45.327%, 2/15/30(5)                       945,888       30,426
Series 2601, Cl. GS, 0.612%, 11/15/17(5)                     1,510,000       97,085
Series 2796, Cl. SD, 62.927%, 7/15/26(5)                       589,900      115,081
Series 2802, Cl. AS, 66.631%, 4/15/33(5)                       988,427       75,391
Series 2920, Cl. S, 63.968%, 1/15/35(5)                      2,274,570      359,223
Series 3005, Cl. WI, 23.704%, 7/15/35(5)                     5,141,115      627,048
Series 3110, Cl. SL, 99.999%, 2/15/26(5)                       939,951      125,315
Series 3451, Cl. SB, 26.46%, 5/15/38(5)                     10,233,905    1,048,354
-----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 3.874%, 6/1/26(7)                138,851      127,888
-----------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/26-10/1/41(8)                                  111,010,000  117,860,933
5%, 10/1/41(8)                                              66,471,000   71,508,272
5.50%, 12/25/18                                                  4,575        4,968
5.50%, 10/1/26-10/1/41(8)                                   54,123,500   58,733,781
6%, 5/25/20                                                    592,654      644,086
6%, 10/1/41(8)                                              33,555,000   36,810,892
6.50%, 6/25/17-11/25/31                                     12,676,720   14,169,754
7%, 9/25/14-4/1/34                                           5,927,659    6,704,299
7.50%, 1/1/33-8/25/33                                        5,982,544    6,965,497
8.50%, 7/1/32                                                   21,824       24,894
-----------------------------------------------------------------------------------

9 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                  Principal
                                                                   Amount        Value
-----------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Federal National Mortgage Assn., 15 yr.:
3%, 10/1/26(8)                                                    $45,865,000 $47,262,447
3.50%, 10/1/26(8)                                                  22,075,000  23,054,578
4%, 10/1/26(8)                                                      2,985,000   3,146,377
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn., 30 yr., 4%, 10/1/41(8)            60,995,000  63,949,445
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd.
Real Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                       3,972       4,056
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23                                415,614     466,741
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                  351,863     395,374
Trust 1996-35, Cl. Z, 7%, 7/25/26                                     113,176     131,211
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                719,843     808,444
Trust 1998-61, Cl. PL, 6%, 11/25/28                                   974,384   1,109,828
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                              1,413,021   1,639,790
Trust 1999-60, Cl. PG, 7.50%, 12/25/29                              5,528,288   6,730,691
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                              1,441,893   1,692,195
Trust 2002-10, Cl. FB, 0.735%, 3/25/17(2)                             136,141     137,061
Trust 2002-16, Cl. PG, 6%, 4/25/17                                    789,274     862,011
Trust 2002-2, Cl. UC, 6%, 2/25/17                                     478,463     514,858
Trust 2002-56, Cl. FN, 1.235%, 7/25/32(2)                             822,380     842,623
Trust 2003-130, Cl. CS, 13.631%, 12/25/33(2)                        4,295,159   5,125,906
Trust 2003-21, Cl. FK, 0.635%, 3/25/33((2))                           251,305     252,495
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                               1,492,000   1,665,924
Trust 2004-101, Cl. BG, 5%, 1/25/20                                 2,143,088   2,296,149
Trust 2004-81, Cl. KC, 4.50%, 4/1/17                                  269,175     269,590
Trust 2004-9, Cl. AB, 4%, 7/1/17                                    1,930,623   1,958,977
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                             5,073,000   5,642,707
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                            10,000,000  11,225,765
Trust 2005-12, Cl. JC, 5%, 6/1/28                                   1,159,369   1,171,259
Trust 2005-22, Cl. EC, 5%, 10/1/28                                    464,833     469,937
Trust 2005-30, Cl. CU, 5%, 4/1/29                                     432,426     439,457
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                               2,480,000   2,990,040
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                               1,260,000   1,376,893
Trust 2006-50, Cl. SK, 23.34%, 6/25/36(2)                           1,467,618   2,048,103
Trust 2009-36, Cl. FA, 1.175%, 6/25/37(2)                           3,987,559   4,058,161
Trust 2009-37, Cl. HA, 4%, 4/1/19                                   5,048,711   5,355,984
Trust 2009-70, Cl. PA, 5%, 8/1/35                                   4,931,231   5,141,121
Trust 2011-15, Cl. DA, 4%, 3/1/41                                   2,348,549   2,466,145
Trust 2011-3, Cl. KA, 5%, 4/1/40                                    3,613,820   3,910,069
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 68.985%, 3/17/31(5)                            588,502     122,870
Trust 2001-61, Cl. SE, 40.672%, 11/18/31(5)                           774,865     158,687
Trust 2001-65, Cl. S, 40.125%, 11/25/31(5)                          1,738,625     321,988
Trust 2001-81, Cl. S, 33.704%, 1/25/32(5)                             236,873      49,553
Trust 2002-12, Cl. SB, 53.001%, 7/25/31(5)                            378,387      74,709
Trust 2002-2, Cl. SW, 56.532%, 2/25/32(5)                             441,948      83,437
Trust 2002-38, Cl. SO, 57.246%, 4/25/32(5)                            187,492      29,423
Trust 2002-41, Cl. S, 67.039%, 7/25/32(5)                           1,871,045     373,559
Trust 2002-47, Cl. NS, 34.606%, 4/25/32(5)                            640,338     121,752

10 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)




                                                       Principal
                                                         Amount      Value
----------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2002-5, Cl. SD, 72.217%, 2/25/32(5)             $   361,375 $   78,040
Trust 2002-51, Cl. S, 34.871%, 8/25/32(5)                 587,953    111,776
Trust 2002-52, Cl. SD, 44.078%, 9/25/32(5)                747,196    156,087
Trust 2002-60, Cl. SM, 38.746%, 8/25/32(5)              2,561,252    421,131
Trust 2002-60, Cl. SY, 7.144%, 4/25/32(5)               2,256,695     59,519
Trust 2002-7, Cl. SK, 40.853%, 1/25/32(5)               1,549,105    261,991
Trust 2002-75, Cl. SA, 40.059%, 11/25/32(5)             1,379,725    220,160
Trust 2002-77, Cl. BS, 36.398%, 12/18/32(5)             2,758,412    438,718
Trust 2002-77, Cl. IS, 51.375%, 12/18/32(5)               319,431     58,180
Trust 2002-77, Cl. JS, 31.79%, 12/18/32(5)              2,586,249    407,688
Trust 2002-77, Cl. SA, 32.919%, 12/18/32(5)             2,436,221    385,002
Trust 2002-77, Cl. SH, 44.154%, 12/18/32(5)               334,611     68,445
Trust 2002-84, Cl. SA, 43.581%, 12/25/32(5)               354,180     59,597
Trust 2002-89, Cl. S, 67.962%, 1/25/33(5)               2,875,296    658,743
Trust 2002-9, Cl. MS, 34.865%, 3/25/32(5)                  20,135      4,062
Trust 2002-90, Cl. SN, 40.825%, 8/25/32(5)              2,330,400    384,564
Trust 2002-90, Cl. SY, 44.693%, 9/25/32(5)              1,125,917    199,452
Trust 2003-14, Cl. OI, 14.916%, 3/25/33(5)              4,231,250    804,119
Trust 2003-26, Cl. IK, 13.517%, 4/25/33(5)              1,532,397    257,414
Trust 2003-33, Cl. SP, 41.461%, 5/25/33(5)              2,270,569    372,961
Trust 2003-4, Cl. S, 37.833%, 2/25/33(5)                  697,529    116,868
Trust 2003-52, Cl. NS, 58.242%, 6/25/23(5)             10,454,135  1,407,532
Trust 2003-89, Cl. XS, 33.397%, 11/25/32(5)             2,057,502     92,500
Trust 2004-54, Cl. DS, 55.281%, 11/25/30(5)               160,592     34,404
Trust 2004-56, Cl. SE, 16.40%, 10/25/33(5)              2,759,778    407,911
Trust 2005-40, Cl. SA, 62.858%, 5/25/35(5)              1,393,896    220,402
Trust 2005-6, Cl. SE, 77.111%, 2/25/35(5)               1,952,575    317,569
Trust 2005-71, Cl. SA, 64.987%, 8/25/25(5)              2,482,117    375,849
Trust 2005-93, Cl. SI, 16.972%, 10/25/35(5)             2,348,987    313,768
Trust 2006-129, Cl. SM, 33.302%, 1/25/37(5)             7,945,591  1,055,375
Trust 2006-53, Cl. US, 22.455%, 6/25/36(5)                229,334     31,073
Trust 2008-55, Cl. SA, 27.31%, 7/25/38(5)               5,452,328    610,378
Trust 2008-67, Cl. KS, 41.65%, 8/25/34(5)               6,690,359    458,945
Trust 222, Cl. 2, 26.353%, 6/1/23(5)                    1,062,211    159,387
Trust 247, Cl. 2, 44.66%, 10/1/23(5)                      102,312     19,481
Trust 252, Cl. 2, 36.124%, 11/1/23(5)                   1,016,639    182,815
Trust 254, Cl. 2, 30.316%, 1/1/24(5)                    1,835,538    344,113
Trust 2682, Cl. TQ, 99.999%, 10/15/33(5)                2,525,148    548,363
Trust 2981, Cl. BS, 99.999%, 5/15/35(5)                 4,442,459    870,086
Trust 301, Cl. 2, 2.219%, 4/1/29(5)                       581,440    115,466
Trust 303, Cl. IO, 7.046%, 11/1/29(5)                      84,864     19,270
Trust 319, Cl. 2, 4.949%, 2/1/32(5)                       485,129     96,328
Trust 320, Cl. 2, 13.149%, 4/1/32(5)                    6,924,080  1,088,712
Trust 321, Cl. 2, 4.65%, 4/1/32(5)                      1,314,370    247,901
Trust 324, Cl. 2, 0.491%, 7/1/32(5)                       625,065    117,987

11 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                           Principal
                                                             Amount       Value
--------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 331, Cl. 9, 27.963%, 2/1/33(5)                       $3,975,243 $  745,041
Trust 334, Cl. 14, 31.441%, 2/1/33(5)                       3,507,390    679,934
Trust 334, Cl. 15, 25.623%, 2/1/33(5)                       2,516,847    449,387
Trust 334, Cl. 17, 40.516%, 2/1/33(5)                         136,367     31,692
Trust 339, Cl. 12, 0%, 7/1/33(5,6)                          3,496,502    603,162
Trust 339, Cl. 7, 0%, 7/1/33(5,6)                           4,021,648    582,717
Trust 343, Cl. 13, 11.959%, 9/1/33(5)                       3,662,212    564,934
Trust 343, Cl. 18, 17.794%, 5/1/34(5)                       2,482,155    364,326
Trust 345, Cl. 9, 14.968%, 1/1/34(5)                        2,512,512    323,681
Trust 351, Cl. 10, 4.743%, 4/1/34(5)                        1,558,177    232,632
Trust 351, Cl. 8, 2.811%, 4/1/34(5)                         2,472,402    372,189
Trust 356, Cl. 10, 0%, 6/1/35(5,6)                          2,025,624    293,670
Trust 356, Cl. 12, 0%, 2/1/35(5,6)                          1,014,926    149,208
Trust 362, Cl. 13, 4.064%, 8/1/35(5)                        2,418,215    375,355
Trust 364, Cl. 16, 0.442%, 9/1/35(5)                        3,558,789    537,040
Trust 365, Cl. 16, 7.207%, 3/1/36(5)                        2,712,337    418,726
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed Security,
Trust 1993-184, Cl. M, 4.162%, 9/25/23(7)                     335,832    292,150
                                                                     -----------
                                                                     616,029,028
--------------------------------------------------------------------------------
GNMA/GUARANTEED-0.1%
Government National Mortgage Assn.:
2.625%, 8/8/25-7/1/27(2)                                       14,216     14,762
8.50%, 8/1/17-12/15/17                                         94,086    106,325
10.50%, 12/29/17                                                7,139      8,157
11%, 11/8/19                                                   13,537     15,136
12%, 5/29/14                                                      106        107
--------------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 92.952%, 1/16/27(5)                   743,064    150,805
Series 2002-15, Cl. SM, 81.671%, 2/16/32(5)                   834,406    176,516
Series 2002-41, Cl. GS, 57.143%, 6/16/32(5)                   619,341    144,552
Series 2002-76, Cl. SY, 82.743%, 12/16/26(5)                  393,770     70,628
Series 2004-11, Cl. SM, 77.141%, 1/17/30(5)                   160,196     42,242
Series 2007-17, Cl. AI, 20.251%, 4/16/37(5)                 4,206,398    757,531
                                                                      ----------
                                                                       1,486,761
--------------------------------------------------------------------------------
NON-AGENCY-10.7%
--------------------------------------------------------------------------------
COMMERCIAL-6.5%
Asset Securitization Corp.,
Commercial Interest-Only
Stripped Mtg.-Backed Security,
Series 1997-D4, Cl. PS1, 0%, 4/14/29(5,6)                   6,441,891    165,830
--------------------------------------------------------------------------------
Banc of America Commercial Mortgage
Trust 2007-1, Commercial Mtg.
Pass-Through Certificates, Series 2007-1,
Cl. A4, 5.451%, 1/1/49                                      5,399,000  5,780,677
--------------------------------------------------------------------------------
Bear Stearns ARM Trust 2007-4, Mtg.
Pass-Through Certificates,
Series 2007-4, Cl. 22A1, 5.705%, 6/1/47(2)                  3,132,782  2,391,957
--------------------------------------------------------------------------------
Capital Lease Funding Securitization LP,
Interest-Only Corporate-Backed
Pass-Through Certificates,
Series 1997-CTL1, 0%, 6/22/24(1,5,6)                        1,164,543     57,645
--------------------------------------------------------------------------------

12 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                          Principal
                                                                            Amount      Value
-----------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
-----------------------------------------------------------------------------------------------
CFCRE Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates,
Series 2011-C1, Cl. A1, 1.871%, 4/1/44(1)                                $   857,072 $  846,436
-----------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-J3, Mtg.
Pass-Through Certificates,
Series 2007-J3, Cl. A9, 6%, 7/1/37                                         1,276,676  1,036,638
-----------------------------------------------------------------------------------------------
Citigroup, Inc./Deutsche Bank 2007-CD4
Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                 1,010,000  1,017,748
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49                                   3,310,000  3,425,622
-----------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving,
Commercial Mtg. Pass-Through Certificates,
Series 2010-C1, Cl. A1, 3.156%, 7/1/46(1)                                  3,541,546  3,582,893
-----------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving,
Commercial Mtg. Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security,
Series 2010-C1, Cl. XPA, 4.852%, 9/1/20(1,5)                              28,595,544  2,245,108
 ----------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2004-FA2, Mtg. Pass-Through
Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                        2,282,116  2,230,848
-----------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2007-FA2, Mtg. Pass-Through
Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                     1,844,580  1,228,705
-----------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
Series 2011-GC3, Cl. A1, 2.331%, 3/1/44                                    2,254,486  2,287,576
 ----------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35                      2,434,053  2,344,221
-----------------------------------------------------------------------------------------------
Impac CMB Trust Series 2005-4,
Collateralized Asset-Backed Bonds,
Series 2005-4, Cl. 1A1A, 0.775%, 5/25/35(2)                                3,296,428  2,339,129
-----------------------------------------------------------------------------------------------
IndyMac Index Mortgage Loan
Trust 2005-AR23, Mtg. Pass-Through
Certificates, Series 2005-AR23, Cl. 6A1, 5.128%, 11/1/35(2)                4,105,351  2,881,677
-----------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage
Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2007-LDP10, Cl. A3S, 5.317%, 1/1/49                                 3,980,000  4,082,163
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49(4)                                285,000    286,197
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                                     945,000    983,767
Series 2010-C2, Cl. A2, 3.616%, 11/1/43(1)                                 4,290,000  4,207,894
Series 2011-C3, Cl. A1, 1.875%, 2/1/46(1)                                  2,543,813  2,556,018
-----------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2007-S3, Mtg.
Pass-Through Certificates,
Series 2007-S3, Cl. 1A90, 7%, 8/1/37                                       3,516,461  3,188,836
-----------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C1,
Commercial Mtg. Pass-Through Certificates,
Series 2007-C1, Cl. A2, 5.318%, 2/11/40                                    2,166,248  2,174,718
-----------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
Interest-Only Stripped Mtg.-Backed Security,
Series 1998-C1, Cl. IO, 0%, 2/18/30(5,6)                                   2,213,942     43,304
-----------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Commercial Mtg.
Pass-Through Certificates,
Series 2002-GE1, Cl. A, 2.514%, 7/1/24(1)                                     93,359     76,652
-----------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust 2004-6, Mtg.
Pass-Through Certificates,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                       1,220,257  1,253,731
-----------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc.,
Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 1999-C1,
Cl. X, 0%, 5/18/32(5,6)                                                   28,733,545     78,270
-----------------------------------------------------------------------------------------------

13 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                     Principal
                                                                       Amount      Value
--------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
--------------------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust, Mtg.
Pass-Through Certificates,
Series 2007-6, Cl. 3A1, 5.164%, 7/1/37(2)                            $ 3,614,494  $2,196,551
--------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C28,
Commercial Mtg. Pass-Through
Certificates, Series 2006-C28, Cl. A4, 5.572%, 10/1/48                 5,215,000   5,554,609
--------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through
Certificates, Series 2006-C29, Cl. A2, 5.275%, 11/15/48                1,691,851   1,689,902
--------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage
Trust 2007-C34, Commercial Mtg. Pass-Through
Certificates, Series 2007-C34, Cl. A3, 5.678%, 5/1/46                  2,965,000   3,161,934
--------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2005-AR14
Trust, Mtg. Pass-Through Certificates,
Series 2005-AR14, Cl. 1A4, 2.612%, 12/1/35(2)                          2,136,189   1,748,419
--------------------------------------------------------------------------------------------
Wells Fargo Commercial Mortgage Trust 2010-C1,
Commercial Mtg. Pass-Through Certificates,
Series 2010-C1, Cl. A1, 3.349%, 11/1/43(1)                             2,216,945   2,281,670
--------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2007-AR3 Trust, Mtg. Pass-Through
Certificates, Series 2007-AR3, Cl. A4, 5.789%, 4/1/37(2)               1,241,148   1,043,713
--------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2007-AR8 Trust, Mtg. Pass-Through
Certificates, Series 2007-AR8, Cl. A1, 6.068%, 11/1/37(2)              2,965,969   2,291,548
--------------------------------------------------------------------------------------------
WFRBS Commercial Mortgage Trust 2011-C3,
Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2011-C3, Cl. XA, 7.245%, 3/1/44(5)               28,826,879   2,637,083
                                                                                  ----------
                                                                                  75,399,689
--------------------------------------------------------------------------------------------
MULTIFAMILY-1.0%
Bear Stearns ARM Trust 2005-10, Mtg.
Pass-Through Certificates,
Series 2005-10, Cl. A3, 2.727%, 10/1/35(2)                             2,094,998   1,736,326
--------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg.
Pass-Through Certificates,
Series 2006-AR3, Cl. 1A2A, 5.681%, 6/1/36(2)                           2,659,057   2,309,867
--------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2001-3, Cl. A2, 6.07%, 6/1/38                       382,841     382,545
--------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2007-A3, Mtg.
Pass-Through Certificates,
Series 2007-A3, Cl. 3A2M, 5.454%, 5/1/37(2)                              614,421     515,439
--------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl. 2A3, 2.731%, 3/1/36(2)              4,606,527   3,887,839
--------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR6 Trust, Mtg.
Pass-Through Certificates,
Series 2006-AR6, Cl. 3A1, 2.795%, 3/25/36(2)                           2,634,786   2,127,783
                                                                                  ----------
                                                                                  10,959,799
--------------------------------------------------------------------------------------------
OTHER-0.3%
Greenwich Capital Commercial Funding
Corp./Commercial Mortgage Trust 2007-GG9,
Commercial Mtg. Pass-Through Certificates,
Series 2007-GG9, Cl. A4, 5.444%, 3/1/39                                3,565,000   3,711,252
--------------------------------------------------------------------------------------------

14 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                       Principal
                                                                         Amount     Value
-------------------------------------------------------------------------------------------
OTHER CONTINUED
-------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc.,
Interest-Only Stripped Mtg.-Backed Security,
Series 1987-3, Cl. B, 62.752%, 10/23/17(5)                          $      645   $       67
-------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc.,
Principal-Only Stripped Mtg.-Backed Security,
Series 1987-3, Cl. A, 0.939%, 10/23/17(7)                                  955          937
                                                                                 ----------
                                                                                  3,712,256
-------------------------------------------------------------------------------------------
RESIDENTIAL-2.9%
Banc of America Funding 2007-C Trust, Mtg.
Pass-Through Certificates,
Series 2007-C, Cl. 1A4, 5.563%, 5/1/36(2)                               945,000     847,328
-------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-29,
Mtg. Pass-Through Certificates,
Series 2005-29, Cl. A1, 5.75%, 12/1/35                                1,113,061     972,871
-------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-HYB7, Mtg.
Pass-Through Certificates,
Series 2005-HYB7, Cl. 6A1, 5.363%, 11/1/35(2)                         2,885,686   2,029,008
-------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2006-6, Mtg.
Pass-Through Certificates,
Series 2006-6, Cl. A3, 6%, 4/1/36                                     2,059,739   1,949,433
-------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-21CB,
Mtg. Pass-Through Certificates,
Series 2005-21CB, Cl. A7, 5.50%, 6/1/35                               4,216,020   3,554,372
-------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-29CB,
Mtg. Pass-Through Certificates,
Series 2005-29CB, Cl. A4, 5%, 7/1/35                                  2,704,563   2,197,063
-------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2007-19,
Mtg. Pass-Through Certificates, Series 2007-19,
Cl. 1A34, 6%, 8/1/37                                                  2,385,077   1,794,941
-------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2006-5F,
Mtg. Pass-Through Certificates,
Series 2006-5F, Cl. 2A1, 6%, 6/1/36                                   2,552,554   2,514,104
-------------------------------------------------------------------------------------------
JPMorgan Alternative Loan Trust 2006-S4,
Mtg. Pass-Through Certificates,
Series 2006-S4, Cl. A6, 5.71%, 12/1/36                                3,200,850   2,808,086
-------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Loans, Inc.,
Mtg. Pass-Through Certificates,
Series 2005-A1, Cl. 2A1, 2.694%, 12/25/34(2)                          1,285,383   1,179,230
-------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust,
Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                 423,722     437,502
-------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust,
Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                  344,870     204,054
-------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust,
Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37                              1,792,702   1,080,163
-------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2005-A15,
Mtg. Pass-Through Certificates,
Series 2005-A15, Cl. 1A4, 5.75%, 2/1/36                                 740,870     596,640
-------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust 2006-6,
Mtg. Pass-Through Certificates,
Series 2006-6, Cl. A2, 0.385%, 11/25/46(2)                            2,702,829   2,667,254
-------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY2
Trust, Mtg. Pass-Through Certificates,
Series 2007-HY2, Cl. 1A1, 2.665%, 12/1/36(2)                            538,809     344,294
-------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust,
Mtg. Pass-Through Certificates,
Series 2007-HY5, Cl. 3A1, 5.591%, 5/1/37(2)                           2,406,413   2,004,822
-------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust,
Mtg. Pass-Through Certificates,
Series 2007-HY6, Cl. 2A1, 5.401%, 6/25/37(2)                          1,104,143     856,568
-------------------------------------------------------------------------------------------

15 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                          Principal
                                                                            Amount       Value
--------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
Wells Fargo Alternative Loan 2007-PA5 Trust,
Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-PA5, Cl. 1A1, 6.25%, 11/1/37                                  $ 2,257,848 $ 1,871,100
-------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
Mtg. Pass-Through Certificates,
Series 2004-R, Cl. 2A1, 2.624%, 9/1/34(2)                                     650,994     614,800
-------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-9 Trust,
Mtg. Pass-Through Certificates,
Series 2005-9, Cl. 2A6, 5.25%, 10/25/35                                     1,302,836   1,258,854
-------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR14, Cl. 1A2, 5.684%, 10/1/36(2)                               2,452,630   2,109,778
                                                                                      -----------
                                                                                       33,892,265
                                                                                      -----------
Total Mortgage-Backed Obligations (Cost $724,876,728)                                 741,479,798
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS-3.9%
Federal Home Loan Mortgage Corp. Nts.:
2%, 8/25/16                                                                   930,000     964,841
2.50%, 5/27/16                                                              1,325,000   1,405,865
5%, 2/16/17                                                                 1,510,000   1,789,172
5.25%, 4/18/16                                                              2,650,000   3,133,479
5.50%, 7/18/16                                                              1,510,000   1,813,718
-------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts.:
2.375%, 4/11/16                                                             2,525,000   2,666,610
4.875%, 12/15/16                                                            2,145,000   2,524,892
5%, 3/15/16                                                                 1,655,000   1,936,444
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
7.50%, 11/15/16(9)                                                          7,700,000  10,218,139
STRIPS, 3.862%, 2/15/13(10)                                                 1,520,000   1,515,936
-------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 5.125%, 5/15/16                                        14,830,000  17,714,895
                                                                                       ----------
Total U.S. Government Obligations (Cost $43,087,365)                                   45,683,991
-------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES-32.5%
-------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-4.6%
-------------------------------------------------------------------------------------------------
AUTOMOBILES-0.2%
Daimler Finance North America LLC, 1.875%
Sr. Unsec. Nts., 9/15/14(1)                                                 2,094,000   2,068,968
-------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES-0.3%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15                  2,880,000   3,009,600
-------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-0.7%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15(1)                4,300,000   4,588,874
-------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.20%
Sr. Unsec. Unsub. Nts., 6/15/16                                             3,081,000   3,465,309
                                                                                       ----------
                                                                                        8,054,183
-------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES-0.6%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14                  702,000     778,164
-------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc., 5.50% Sr. Unsec. Nts., 4/15/13                     2,660,000   2,813,737
-------------------------------------------------------------------------------------------------
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13                                          971,000   1,015,461

16 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                           Principal
                                                                             Amount     Value
------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
8% Sr. Unsec. Nts., 5/1/12                                                 $2,270,000 $2,357,690
                                                                                      ----------
                                                                                       6,965,052
------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.2%
Mattel, Inc., 5.625% Sr. Unsec. Nts., 3/15/13                               2,640,000  2,801,938
------------------------------------------------------------------------------------------------
MEDIA-2.0%
Comcast Cable Communications Holdings, Inc., 9.455% Sr.
Unsec. Nts., 11/15/22                                                       1,751,000  2,534,966
------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.375%
 Sr. Unsec. Nts., 3/1/41                                                    2,198,000  2,474,174
------------------------------------------------------------------------------------------------
Historic TW, Inc., 9.125% Debs., 1/15/13                                      922,000  1,007,717
------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The):
6.25% Sr. Unsec. Nts., 11/15/14                                               984,000  1,043,040
10% Sr. Unsec. Nts., 7/15/17                                                3,281,000  3,748,543
------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14                            2,615,000  2,896,113
------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                  1,542,000  2,020,726
------------------------------------------------------------------------------------------------
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30                              1,630,000  2,067,355
------------------------------------------------------------------------------------------------
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21                                                1,398,000  1,509,292
6.50% Sr. Sec. Nts., 1/15/18                                                3,389,000  3,617,758
                                                                                       ---------
                                                                                      22,919,684
------------------------------------------------------------------------------------------------
MULTILINE RETAIL-0.4%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21                      1,535,000  1,508,655
------------------------------------------------------------------------------------------------
Macy's Retail Holdings, Inc., 5.75% Sr. Unsec. Nts., 7/15/14                3,519,000  3,762,564
                                                                                       ---------
                                                                                       5,271,219
------------------------------------------------------------------------------------------------
SPECIALTY RETAIL-0.2%
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20                       2,889,000  2,787,885
------------------------------------------------------------------------------------------------
CONSUMER STAPLES-2.1%
------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-0.4%
Kroger Co.(The), 5% Sr. Nts., 4/15/13                                       2,677,000  2,814,866
------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 5.625% Sr. Unsec. Nts., 4/15/41                      1,686,000  2,091,357
                                                                                      ----------
                                                                                       4,906,223
------------------------------------------------------------------------------------------------
FOOD PRODUCTS-0.7%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                                         980,000  1,035,235
8.50% Sr. Unsec. Nts., 6/15/19                                              1,455,000  1,817,569
------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6% Sr. Unsec. Nts., 2/11/13                              2,601,000  2,756,314
------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18                        2,810,000  2,915,375
                                                                                       ---------
                                                                                       8,524,493
------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-0.3%
Energizer Holdings, Inc., 4.70% Sr. Nts., 5/19/21(1)                        2,866,000  3,075,969
------------------------------------------------------------------------------------------------
TOBACCO-0.7%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39                          2,105,000  3,066,461
------------------------------------------------------------------------------------------------
Lorillard Tobacco Co., 7% Sr. Unsec. Nts., 8/4/41                           1,831,000  1,954,007
------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                        2,591,000  2,828,128
                                                                                      ----------
                                                                                       7,848,596
------------------------------------------------------------------------------------------------
ENERGY-4.0%
------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-1.1%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21                                   3,157,000  3,228,490
------------------------------------------------------------------------------------------------
Nabors Industries, Inc., 6.15% Sr. Unsec. Unsub. Nts., 2/15/18              3,491,000  3,901,608
------------------------------------------------------------------------------------------------

17 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                                          Principal
                                                                                          Amount                      Value
------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
------------------------------------------------------------------------------------------------------------------------------
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17                                             $  2,921,000             $  3,033,009
------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. Bermuda, 5.125% Sr. Unsec. Unsub. Nts., 9/15/20              2,929,000                2,990,216
                                                                                                                  ------------
                                                                                                                    13,153,323
------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-2.9%
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40                                    1,718,000                1,799,059
------------------------------------------------------------------------------------------------------------------------------
Canadian Oil Sands Ltd., 5.80% Sr. Unsec. Nts., 8/15/13(1)                                  2,537,000                2,715,907
------------------------------------------------------------------------------------------------------------------------------
Cloud Peak Energy Resources LLC, 8.25% Sr. Unsec. Unsub. Nts., 12/15/17                     2,710,000                2,825,175
------------------------------------------------------------------------------------------------------------------------------
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts., 4/1/20                                 3,969,000                4,394,251
------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13                    4,797,000                5,102,065
------------------------------------------------------------------------------------------------------------------------------
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                                         2,876,000                2,942,763
------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19                                     2,595,000                2,854,500
------------------------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14(1)              1,530,000                1,671,525
------------------------------------------------------------------------------------------------------------------------------
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15(1)                      4,653,000                4,775,197
------------------------------------------------------------------------------------------------------------------------------
Sunoco Logistics Partners Operations LP, 7.25% Sr. Unsec. Nts., 2/15/12                     2,604,000                2,657,658
------------------------------------------------------------------------------------------------------------------------------
Woodside Finance Ltd., 4.60% Sr. Unsec. Nts., 5/10/21(1)                                    1,952,000                2,023,391
                                                                                                                  ------------
                                                                                                                    33,761,491
------------------------------------------------------------------------------------------------------------------------------

FINANCIALS-11.0%
------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS-2.3%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19(1)                     4,750,000                5,155,042
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                               2,839,000                2,583,433
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.25% Sr. Unsec. Nts., 7/27/21                               887,000                  877,960
------------------------------------------------------------------------------------------------------------------------------
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21(1)                                     3,794,000                3,575,098
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
5.50% Sr. Unsec. Unsub. Nts., 7/24/20(1)                                                    1,205,000                1,094,640
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17                                             6,830,000                6,589,994
------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc., 4.125% Sr. Unsec. Unsub. Nts., 1/19/16                               2,649,000                2,692,309
------------------------------------------------------------------------------------------------------------------------------
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12                          2,870,000                2,914,763
------------------------------------------------------------------------------------------------------------------------------
UBS AG Stamford, CT, 2.25% Sr. Unsec. Nts., 8/12/13                                         1,120,000                1,100,531
------------------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Nts.(11)                             624,000                  469,560
                                                                                                                  ------------
                                                                                                                    27,053,330
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS-2.4%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts., 12/21/12(1)                        3,088,000                3,107,176
------------------------------------------------------------------------------------------------------------------------------
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37                               5,147,000                4,915,900
------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(2)                                     6,470,000                5,402,450
------------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc., 7% Sub. Nts., 12/15/20                                           869,000                  986,576
------------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20(1)                                     2,217,000                1,889,292
------------------------------------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp., 4.625% Unsec. Sub. Nts., Series B, 4/15/13                     1,818,000                1,887,588
------------------------------------------------------------------------------------------------------------------------------

18 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                                          Principal
                                                                                          Amount                      Value
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Standard Chartered plc, 6.409% Cv. Jr. Unsec. Sub. Bonds, 1/29/49(1)                    $     700,000             $    592,297
------------------------------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp., 8% Unsec. Sub. Nts., 6/15/12                                 2,782,000                2,891,525
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K(11)                             2,162,000                2,237,670
------------------------------------------------------------------------------------------------------------------------------
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14                                              3,687,000                3,891,120
                                                                                                                  ------------
                                                                                                                    27,801,594
------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-0.7%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13                                   2,690,000                2,841,127
------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 4.75% Sr. Nts., 7/15/21                                        1,454,000                1,461,370
------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 6.25% Sr. Nts., 1/25/16                                                          3,807,000                3,742,254
                                                                                                                  ------------
                                                                                                                     8,044,751
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-1.6%
Citigroup, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/21/17                                    4,949,000                5,299,196
------------------------------------------------------------------------------------------------------------------------------
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67(1,2)                                  3,210,000                2,263,050
------------------------------------------------------------------------------------------------------------------------------
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds(11)                                    3,220,000                2,374,750
------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec. Unsub. Nts., 1/14/13(1)         1,900,000                1,644,152
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(11)                                   5,103,000                5,273,313
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                                    2,048,000                1,911,702
                                                                                                                  ------------
                                                                                                                    18,766,163
------------------------------------------------------------------------------------------------------------------------------
INSURANCE-3.0%
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds, 5/1/40                              744,000                  880,980
------------------------------------------------------------------------------------------------------------------------------
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21                                                       2,178,000                2,204,959
------------------------------------------------------------------------------------------------------------------------------
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                                                     1,534,000                1,580,959
------------------------------------------------------------------------------------------------------------------------------
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12(1)                               2,685,000                2,753,825
------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 5.25% Sr. Unsec. Nts., 10/15/11              2,570,000                2,573,066
------------------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.75% Sr. Unsec. Unsub. Nts., 5/15/16                    2,689,000                2,393,761
------------------------------------------------------------------------------------------------------------------------------
Liberty Mutual Group, Inc., 5% Sr. Nts., 6/1/21(1)                                          4,065,000                3,874,734
------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67                                5,710,000                4,667,925
------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 3.625% Sr. Unsec. Unsub. Nts., 9/17/12                          3,039,000                3,090,672
------------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital I LP, 6.854% Perpetual Bonds(1,11)                                         5,448,000                4,984,942
------------------------------------------------------------------------------------------------------------------------------
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub. Nts., 3/15/16                           2,819,000                2,870,182
------------------------------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37(2,4)                                  3,030,000                2,636,100
                                                                                                                  ------------
                                                                                                                    34,512,105
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-1.0%
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub. Nts., 4/1/12                   1,402,000                1,421,736
------------------------------------------------------------------------------------------------------------------------------
CommonWealth REIT, 6.95% Sr. Unsec. Nts., 4/1/12                                              642,000                  653,197
------------------------------------------------------------------------------------------------------------------------------
Duke Realty LP, 6.25% Sr. Unsec. Unsub. Nts., 5/15/13                                       2,546,000                2,659,814
------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12                                  1,005,000                1,014,497
------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts., 3/1/12                                  2,825,000                2,846,984
------------------------------------------------------------------------------------------------------------------------------


19 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                                          Principal
                                                                                          Amount                      Value
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub. Nts., 10/1/12(1)               $   2,718,000             $  2,802,755
                                                                                                                  ------------
                                                                                                                    11,398,983
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE-0.7%
------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY-0.2%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40                                              1,783,000                2,015,585
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-0.3%
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41                                           1,440,000                1,830,059
------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40                                     1,763,000                1,917,638
                                                                                                                  ------------
                                                                                                                     3,747,697
------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS-0.2%
Mylan, Inc., 6% Sr. Nts., 11/15/18(1)                                                       3,035,000                2,966,713
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS-1.5%
AEROSPACE & DEFENSE-0.5%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                      2,880,000                2,901,600
------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18                                           2,560,000                2,752,000
                                                                                                                  ------------
                                                                                                                     5,653,600
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-0.2%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17                                        2,797,000                2,968,316
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-0.7%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12                                                    2,385,000                2,426,225
5.25% Sr. Unsec. Nts., 10/19/12                                                               578,000                  604,361
6.375% Unsec. Sub. Bonds, 11/15/67                                                          5,013,000                4,724,753
                                                                                                                  ------------
                                                                                                                     7,755,339
------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL-0.1%
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41                                                     754,000                  868,770
------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-2.0%
------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-0.4%
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40                                                 851,000                  999,335
------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41                               1,100,000                1,213,500
------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11                                                 2,675,000                2,688,463
                                                                                                                    ----------
                                                                                                                     4,901,298
------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-0.4%
Hewlett-Packard Co., 2.35% Sr. Unsec. Unsub. Nts., 3/15/15                                  5,246,000                5,268,820
------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-0.5%
Arrow Electronics, Inc., 3.375% Sr. Unsec. Unsub. Nts., 11/1/15                             5,350,000                5,303,070
------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS-0.2%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13                                                 2,655,000                2,811,178
------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-0.2%
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18                                             1,870,000                2,141,803
------------------------------------------------------------------------------------------------------------------------------
SOFTWARE-0.3%
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20                                       3,163,000                3,097,333
------------------------------------------------------------------------------------------------------------------------------
MATERIALS-2.3%
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS-1.0%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                                               1,219,000                1,498,806
------------------------------------------------------------------------------------------------------------------------------
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                                                       5,050,000                5,210,787
------------------------------------------------------------------------------------------------------------------------------
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                                               2,657,000                2,952,591
------------------------------------------------------------------------------------------------------------------------------


20 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                                          Principal
                                                                                          Amount                      Value
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Potash Corp. of Saskatchewan, Inc., 5.625% Sr. Unsec. Unsub. Nts., 12/1/40              $   1,735,000             $  2,047,909
                                                                                                                  ------------
                                                                                                                    11,710,093
------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING-0.2%
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17                                                  2,257,000                2,375,795
------------------------------------------------------------------------------------------------------------------------------
METALS & MINING-1.1%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                               4,209,000                4,519,123
------------------------------------------------------------------------------------------------------------------------------
Teck Resources Ltd., 7% Sr. Unsec. Unsub. Nts., 9/15/12                                     2,553,000                2,676,358
------------------------------------------------------------------------------------------------------------------------------
Vale Inco Ltd., 5.70% Sr. Unsec. Unsub. Nts., 10/15/15                                        173,000                  191,572
------------------------------------------------------------------------------------------------------------------------------
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                                                       1,485,000                1,616,501
6% Sr. Unsec. Unsub. Nts., 10/15/15                                                         2,214,000                2,441,398
7.25% Sr. Unsec. Unsub. Nts., 7/15/12                                                         640,000                  667,786
------------------------------------------------------------------------------------------------------------------------------
Xstrata Finance Canada Ltd., 5.80% Sr. Unsec. Unsub. Bonds, 11/15/16(1)                        52,000                   57,275
                                                                                                                  ------------
                                                                                                                    12,170,013
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-1.8%
DIVERSIFIED TELECOMMUNICATION SERVICES-1.2%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                                                 2,257,000                2,600,687
------------------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 9.875% Bonds, 12/15/30                                      1,796,000                2,610,026
------------------------------------------------------------------------------------------------------------------------------
CenturyLink, Inc., 7.60% Sr. Unsec. Unsub. Nts., Series P, 9/15/39                            971,000                  877,491
------------------------------------------------------------------------------------------------------------------------------
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17                               2,881,000                2,808,975
------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15                                         2,675,000                2,875,625
------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38                                1,690,000                2,083,968
                                                                                                                  ------------
                                                                                                                    13,856,772
------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-0.6%
America Movil SAB de CV, 2.375% Unsec. Unsub. Nts., 9/8/16                                  4,645,000                4,538,165
------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17                                          1,975,000                2,237,788
                                                                                                                  ------------
                                                                                                                     6,775,953
------------------------------------------------------------------------------------------------------------------------------
UTILITIES-2.5%
ELECTRIC UTILITIES-2.2%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12(1)                                    2,716,000                2,811,658
------------------------------------------------------------------------------------------------------------------------------
Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17                                 2,049,000                2,080,868
------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39                                 1,751,000                1,924,876
------------------------------------------------------------------------------------------------------------------------------
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13                            2,763,000                2,812,173
------------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co., 5.30% Sr. Unsec. Nts., 10/1/41                               2,337,000                2,405,743
------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities Co., 7.25% Sr. Unsec. Nts., 4/1/12                                      2,860,000                2,942,331
------------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7% Debs., 9/1/22                                               2,389,000                3,021,184
------------------------------------------------------------------------------------------------------------------------------
PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts., 5/1/21(1)                                     3,856,000                4,120,865
------------------------------------------------------------------------------------------------------------------------------
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19(1)                                      3,010,000                3,961,858
                                                                                                                  ------------
                                                                                                                    26,081,556
------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS-0.3%
TransAlta Corp., 5.75% Sr. Unsec. Nts., 12/15/13                                            2,622,000                2,838,294
                                                                                                                  ------------
Total Corporate Bonds and Notes (Cost $372,642,617)                                                                378,033,548


21 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                            Shares                                Value
-------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY-24.5%
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.16%(12,13) (Cost $285,236,478)                     285,236,478                      $    285,236,478
-------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,547,405,419)                 135.0%                        1,569,776,761
-------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                             (35.0)                         (407,083,033)
                                                            -------------------------------------------------
Net Assets                                                        100.0%                     $  1,162,693,728
                                                            =================================================

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $136,848,720 or 11.77% of the Fund's net assets as of September 30, 2011.

2. Represents the current interest rate for a variable or increasing rate security.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

4. Restricted security. The aggregate value of restricted securities as of September 30, 2011 was $6,059,818, which represents 0.52% of the Fund's net assets.See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                                 UNREALIZED
                                                                   ACQUISITION                                 APPRECIATION
SECURITY                                                               DATE        COST          VALUE        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities
Corp., Commercial Mtg. Pass-Through Certificates,
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49                         7/14/10         $    281,438  $    286,197  $        4,759

NC Finance Trust, Collateralized Mtg.
Obligation Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 3.405%, 1/25/29                           8/10/10            1,703,335       140,053     (1,563,282)
Santander Drive Auto Receivables Trust
2011-S1A, Automobile Receivables Nts.,
Series 2011-S1A, Cl. D, 3.10%, 5/15/17                             2/4/11-4/14/11     3,014,052     2,997,468        (16,584)
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37              2/24/11-7/26/11    3,055,552     2,636,100       (419,452)
                                                                                   -----------------------------------------
                                                                                   $  8,054,377  $  6,059,818  $  (1,994,559)
                                                                                   =========================================

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $32,911,127 or 2.83% of the Fund's net assets as of September 30, 2011.


6. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $420,975 or 0.04% of the Fund's net assets as of September 30, 2011.

8. When-issued security or delayed delivery to be delivered and settled after September 30, 2011. See accompanying Notes.

9. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $6,237,046. See accompanying Notes.

10.  Zero coupon bond reflects effective yield on the date of purchase.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

22 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                  SHARES           GROSS         GROSS               SHARES
                                                       DECEMBER 31, 2010       ADDITIONS    REDUCTIONS   SEPTEMBER 30, 2011
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E           150,910,167     473,365,597   339,039,286          285,236,478

                                                       VALUE             INCOME
-------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E     $  285,236,478    $    243,195

13. Rate shown is the 7-day yield as of September 30, 2011.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of September 30, 2011 based on valuation input level:

                                                                                    LEVEL 3-
                                             LEVEL 1-                LEVEL 2-    SIGNIFICANT
                                           UNADJUSTED       OTHER SIGNIFICANT   UNOBSERVABLE
                                        QUOTED PRICES       OBSERVABLE INPUTS         INPUTS                VALUE
-----------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities              $             --     $       119,342,946    $         --    $    119,342,946
Mortgage-Backed Obligations                        --             741,479,798              --         741,479,798
U.S. Government Obligations                        --              45,683,991              --          45,683,991
Corporate Bonds and Notes                          --             378,033,548              --         378,033,548
Investment Company                        285,236,478                       -              --         285,236,478
                                     ----------------------------------------------------------------------------
Total Investments, at Value               285,236,478           1,284,540,283              --       1,569,776,761
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value                        --                  10,335              --              10,335
Futures margins                               952,253                       -              --             952,253
                                     ----------------------------------------------------------------------------
Total Assets                         $    286,188,731     $     1,284,550,618    $         --    $  1,570,739,349
                                     ----------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

23 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

FUTURES CONTRACTS AS OF SEPTEMBER 30, 2011 ARE AS FOLLOWS:

                                                                                                              UNREALIZED
                                                                      NUMBER OF  EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION                                        BUY/SELL  CONTRACTS        DATE         VALUE  (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds, 20 yr.                            Buy             512    12/20/11  $ 73,024,000  $    3,007,848
U.S. Treasury Nts., 2 yr.                                   Sell            535    12/30/11   117,808,672         127,919
U.S. Treasury Nts., 5 yr.                                   Sell            382    12/30/11    46,789,031          10,763
U.S. Treasury Nts., 10 yr.                                  Buy             467    12/20/11    60,753,781        (121,454)
U.S. Treasury Ultra Bonds                                   Buy             329    12/20/11    52,187,625       3,816,733
                                                                                                           --------------
                                                                                                           $    6,841,809
                                                                                                           ==============

CREDIT DEFAULT SWAP CONTRACTS AS OF SEPTEMBER 30, 2011 ARE AS FOLLOWS:

                                                                                      PAY/
                                                            BUY/SELL   NOTIONAL    RECEIVE
REFERENCE ENTITY/                                             CREDIT     AMOUNT      FIXED    TERMINATION             UNREALIZED
SWAP COUNTERPARTY                                         PROTECTION     (000'S)      RATE           DATE     VALUE APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
CDX NORTH AMERICA INVESTMENT GRADE INDEX,
VOLUME H, SERIES 7
 Morgan Stanley Capital Services, Inc.                    Sell        $   17,000     0.75%       12/20/11  $ 10,335  $    10,335

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                            TOTAL MAXIMUM POTENTIAL
TYPE OF REFERENCE ASSET ON WHICH THE FUND SOLD                 PAYMENTS FOR SELLING                             REFERENCE ASSET
PROTECTION                                          CREDIT PROTECTION (UNDISCOUNTED)     AMOUNT RECOVERABLE*      RATING RANGE**
 -------------------------------------------------------------------------------------------------------------------------------
Investment Grade Corporate Debt Indexes             $                     17,000,000      $                -                BBB

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

24 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.

 "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

25 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

As of September 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                      WHEN-ISSUED OR DELAYED DELIVERY
                      BASIS TRANSACTIONS
----------------------------------------------------
Purchased securities   $             422,907,008
Sold securities                        1,076,193


The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of September 30, 2011 is as follows:

Cost                               $    1,703,335
Market Value                       $      140,053
Market Value as a % of Net Assets            0.01%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may

26 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of September 30, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $10,335, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within

27 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

     the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $10,335 as of September 30, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of September 30, 2011 the Fund has not required certain counterparties to post collateral.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended September 30, 2011, the Fund had an ending monthly average market value of $110,148,819 and $220,636,774 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

28 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.

     For the period ended September 30, 2011, the Fund had ending monthly average notional amount of $17,000,000 on credit default swaps to sell protection.

29 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

RESTRICTED SECURITIES
As of September 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $     1,547,704,933
Federal tax cost of other investments                 14,525,894
                                             -------------------
Total federal tax cost                       $     1,562,230,827
                                             ===================

Gross unrealized appreciation                $        47,020,331
Gross unrealized depreciation                        (18,096,359)
                                             -------------------
Net unrealized appreciation                  $        28,923,972
                                             ===================

30 | Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

By: /s/ William F. Glavin, Jr.
    -----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 12/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    -----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 12/12/2011


By: /s/ Brian W. Wixted
    -----------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 12/12/2011